Consolidated shareholders’ equity	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated shareholders' equity	Consolidated shareholders’ equity
D.15.1. Share capital
As of December 31, 2019, the share capital was €2,507,692,222, consisting of 1,253,846,111 shares with a par value of €2. Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2019	0.02	0.002%
December 31, 2018	1.94	0.156%
December 31, 2017	0.17	0.014%
January 1, 2017	20.08	1.554%

Treasury shares are deducted from shareholders’ equity. Gains and losses on disposals of treasury shares are recorded directly in equity and are not recognized in net income for the period.
Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares
December 31, 2016		1,292,022,324
During 2017	Capital increase by exercise of stock subscription options(a)	3,764,646
During 2017	Capital increase by issuance of restricted shares(b)	3,394,574
Board meeting of April 27, 2017	Reduction in share capital by cancellation of treasury shares	(36,380,198)
Board meeting of July 28, 2017	Capital increase reserved for employees	1,621,098
Board meeting of December 14, 2017	Reduction in share capital by cancellation of treasury shares	(10,402,540)
December 31, 2017		1,254,019,904
During 2018	Capital increase by exercise of stock subscription options(a)	1,168,808
During 2018	Capital increase by issuance of restricted shares(b)	2,152,183
Board meeting of April 26, 2018	Reduction in share capital by cancellation of treasury shares	(7,239,803)
Board meeting of July 27, 2018	Capital increase reserved for employees	2,401,184
Board meeting of December 18, 2018	Reduction in share capital by cancellation of treasury shares	(5,106,804)
December 31, 2018		1,247,395,472
During 2019	Capital increase by exercise of stock subscription options(a)	2,745,853
During 2019	Capital increase by issuance of restricted shares(b)	3,704,786
December 31, 2019		1,253,846,111

(a)	Shares issued on exercise of Sanofi stock subscription options.

(b)	Shares vesting under restricted share plans and issued in the period.

For the disclosures about the management of capital required under IFRS 7, refer to Note B.27.

D.15.2. Restricted share plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2019	2018		2017
Type of plan	Performance share plan	Performance share plan	Performance share plan	Performance share plan
Date of Board meeting approving the plan	April 30, 2019	July 30, 2018	May 2, 2018	May 10, 2017
Service period	3 years	3 years	3 years	3 years
Total number of shares awarded	3,797,582	141,669	4,390,216	3,587,465
Fair value per share awarded (€)(a)	67.90	64.35	56.59	81.50
Fair value of plan at the date of grant (€ million)	258	9	248	292

(a)	Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	2019	2018	2017
Total expense for restricted share plans (€ million)	247	248	238
Number of shares not yet fully vested	10,908,503	13,576,464	12,867,519
Under 2019 plans	3,662,806	—	—
Under 2018 plans	4,117,795	4,406,593	—
Under 2017 plans	3,127,902	3,314,391	3,468,576
Under 2016 plans	—	3,690,226	3,798,073
Under 2015 plans	—	2,165,254	3,438,420
Under 2014 plans	—	—	2,162,450
On March 5, 2014, the Board of Directors approved a performance share unit (PSU) plan, vesting at the end of a three-year service period and subject to performance conditions. That plan expired on March 5, 2017, resulting in a cash payment of €27 million based on attainment of the performance criteria. The corresponding expense was recognized on a straight line basis over the vesting period, in accordance with the policies described in Note B.24.3.
D.15.3. Capital increases
There were no capital increases reserved for employees in 2019.
The characteristics of the employee share ownership plans awarded in the form of a capital increase reserved for employees in 2018 and 2017 are summarized in the table below:

	2018	2017
Date of Board meeting approving the plan	March 6, 2018	March 2, 2017
Subscription price (€)(a)	52.66	70.01
Subscription period	June 11-29, 2018	June 19-30, 2017
Number of shares subscribed	2,298,783	1,528,982
Number of shares issued immediately as employer’s contribution	102,401	92,116

(a)	Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding June 9, 2018 and June 14, 2017, respectively.

The table below sets forth the expense recognized for each plan:

(€ million)	2018	2017
Expense recognized	32	21
of which employer’s contribution	7	8

D.15.4. Repurchase of Sanofi shares
The Annual General Meetings of Sanofi shareholders held on April 30, 2019, May 2, 2018, May 10, 2017 and May 4, 2016 each authorized a share repurchase program for a period of 18 months. The following repurchases have been made under those programs:

(in number of shares and € million)	2019		2018		2017
	Number of shares	Value	Number of shares	Value	Number of shares	Value
2019 program	—	—	—	—	—	—
2018 program	147,793	12	6,884,792	501	—	—
2017 program	—	—	8,489,873	602	8,428,935	702
2016 program	—	—	—	—	18,426,601	1,453

D.15.5. Reductions in share capital
Reductions in share capital for the accounting periods presented are described in the table included at Note D.15.1. above.
Those reductions have no impact on shareholders’ equity.
D.15.6. Currency translation differences
Currency translation differences comprise the following:

(€ million)	2019	2018	2017
Attributable to equity holders of Sanofi	632	(167)	(1,439)
Attributable to non-controlling interests	(36)	(36)	(32)
Total	596	(203)	(1,471)

The balance as of December 31, 2019 includes an after-tax amount of €(260) million relating to hedges of net investments in foreign operations (refer to Note B.8.3. for a description of the relevant accounting policy), versus €(145) million as of December 31, 2018 and €(32) million as of December 31, 2017.
The movement in Currency translation differences is mainly attributable to the US dollar.
D.15.7. Other comprehensive income
Movements within other comprehensive income are shown below:

(€ million)	2019	2018	(a)	2017	(a)
Actuarial gains/(losses):
▪ Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	(377)	201		(30)
▪ Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	(5)	—		2
▪ Tax effects	161	(69)		(90)
Equity instruments included in financial assets(b):
▪ Change in fair value (excluding investments accounted for using the equity method)	26	(529)		—
▪ Change in fair value (investments accounted for using the equity method, net of taxes)	80	(8)		—
▪ Tax effects	(48)	100		—
Items not subsequently reclassifiable to profit or loss	(163)	(305)		(118)
Available-for-sale financial assets(c)
▪ Change in fair value (excluding investments accounted for using the equity method)	—	—		837
▪ Change in fair value (investments accounted for using the equity method, net of taxes)	—	—		1
▪ Tax effects	—	—		(145)
Debt instruments included in financial assets(b):
▪ Change in fair value (excluding investments accounted for using the equity method)(d)	28	(4)		—
▪ Change in fair value (investments accounted for using the equity method, net of taxes)	—	—		—
▪ Tax effects	(5)	—		—
Cash flow hedges:
▪ Change in fair value (excluding investments accounted for using the equity method)(e)	(13)	3		(24)
▪ Change in fair value (investments accounted for using the equity method, net of taxes)	—	—		—
▪ Tax effects	4	(1)		8
Change in currency translation differences:
▪ Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(e)(f)	850	1,273		(2,956)
▪ Currency translation differences (investments accounted for using the equity method)(e)	64	106		(283)
▪ Hedges of net investments in foreign operations(e)	(163)	(185)		—
▪ Tax effects(e)	48	72		—
Items subsequently reclassifiable to profit or loss	813	1,264		(2,562)

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

(b)
The “Equity instruments included in financial assets” and “Debt instruments included in financial assets” categories are used effective January 1, 2018 in application of IFRS 9 (see Note A.2.1.2. to the consolidated financial statements for the year ended December 31, 2018).

(c)
Includes reclassifications to profit or loss: €(89) million in 2017. With effect from January 1, 2018, the financial asset category "Available-for-sale financial assets" is no longer applicable, in accordance with IFRS 9 (see Note A.2.1.2. to the consolidated financial statements for the year ended December 31, 2018).

(d)	Immaterial amounts reclassified to profit or loss in 2019 and 2018.

(e)	Includes reclassifications to profit or loss: €27 million in 2019, €(7) million in 2018 and €(23) million in 2017.

(f)
Items subsequently reclassifiable to profit or loss and attributable to the Animal Health business divested on January 1, 2017: €(170) million in 2017 on divestment (comprising €(147) million of currency translation differences and €(23) million of cash flow hedges).

D.15.8. Stock options
Stock option plans awarded and measurement of stock option plans
Stock options granted by the Board of Directors in 2019, 2018 and 2017 are summarized below, with the assumptions used to determine their fair value:

	2019	2018	2017
Date of Board meeting approving the plan	April 30, 2019	May 2, 2018	May 10, 2017
Total number of options granted	220,000	220,000	378,040
Exercise price (€)	76.71	65.84	88.97
Vesting period	4 years	4 years	4 years
Plan expiry date	April 30, 2029	May 2, 2028	May 10, 2027
Fair value of the plan (€ million)	2	1	5
Fair value per option granted (€)	7.80	6.32	12.21
Assumptions used to determine fair value
Dividend yield	4.31%	4.87%	3.56%
Volatility of Sanofi shares, computed on a historical basis	22.48%	23.10%	23.74%
Risk-free interest rate	0.15%	0.36%	0.27%
Plan maturity	8 years	7 years	7 years

The table below shows, for each of the periods reported, the expense recognized through equity for stock option plans; the unrecognized future expense, and the weighted average period over which it will be recognized; and the current income tax gain relating to stock options.

	2019	2018	2017
Expense recognized through equity (€ million)	5	4	4
of which expense for the current-year plan	1.7	0.2	0.7
Unrecognized cost of unvested options (€ million)	0.3	4	8
Weighted average amortization period of unrecognized cost	1.2 years	2.3 years	2.5 years
Current income tax gain relating to exercise of stock options (€ million)	4	1	6

Stock purchase option plans
The table shows the only Sanofi stock purchase option plan still outstanding as of December 31, 2019:

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2019
Synthélabo	03/30/1999	716,040	03/31/2004	03/30/2019	38.08	—
Total

Stock subscription option plans
Details of the terms of exercise of stock subscription options granted under the various plans are presented below in Sanofi share equivalents. These plans were awarded to certain corporate officers and employees of Sanofi companies.
The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2019:

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2019
Sanofi-aventis	03/01/2010	8,121,355	03/03/2014	02/28/2020	54.12	813,470
Sanofi-aventis	03/09/2011	874,500	03/10/2015	03/09/2021	50.48	139,217
Sanofi-aventis	03/05/2012	814,050	03/06/2016	03/05/2022	56.44	203,246
Sanofi	03/05/2013	788,725	03/06/2017	03/05/2023	72.19	433,613
Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	672,365
Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	388,464
Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	356,750
Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	374,895
Sanofi	05/02/2018	220,000	05/03/2022	05/02/2028	65.84	220,000
Sanofi	04/30/2019	220,000	05/02/2023	04/30/2029	76.71	220,000
Total						3,822,020

The exercise of all outstanding stock subscription options would increase shareholders’ equity by approximately €270 million. The exercise of each option results in the issuance of one share.
Summary of stock option plans
A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2017	12,065,802	59.03	713
Options exercisable	9,646,903	54.67	527
Options granted	378,040	88.97	33
Options exercised	(3,796,788)	58.92	(224)
Options cancelled(a)	(130,312)	69.06	(9)
Options forfeited	(627,722)	62.33	(39)
Options outstanding at December 31, 2017	7,889,020	60.08	474
Options exercisable	5,812,165	52.93	308
Options granted	220,000	65.84	14
Options exercised	(1,192,838)	50.02	(60)
Options cancelled(a)	(66,609)	82.03	(5)
Options outstanding at December 31, 2018	6,849,573	61.81	423
Options exercisable	5,468,214	56.80	311
Options granted	220,000	76.71	17
Options exercised	(2,816,123)	53.18	(150)
Options cancelled(a)	(48,005)	72.84	(3)
Options forfeited	(383,425)	44.90	(17)
Options outstanding at December 31, 2019	3,822,020	70.58	270
Options exercisable	2,650,375	67.14	178

(a)	Mainly due to the grantees leaving Sanofi.
The table below provides summary information about options outstanding and exercisable as of December 31, 2019:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €50.00 to €60.00 per share	1,155,933	0.64	54.09	1,155,933	54.09
From €60.00 to €70.00 per share	220,000	8.35	65.84	—	—
From €70.00 to €80.00 per share	1,682,728	5.06	74.08	1,105,978	72.97
From €80.00 to €90.00 per share	763,359	6.41	89.18	388,464	89.38
Total	3,822,020			2,650,375

D.15.9. Number of shares used to compute diluted earnings per share
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	2019	2018	2017
Average number of shares outstanding	1,249.9	1,247.1	1,256.9
Adjustment for stock options with dilutive effect	0.8	1.3	2.7
Adjustment for restricted shares	6.4	6.8	7.2
Average number of shares used to compute diluted earnings per share	1,257.1	1,255.2	1,266.8

In 2019, 0.8 million stock options were not taken into account in computing diluted earnings per share because they had no dilutive effect, compared with 2.5 million in 2018 and 0.8 million in 2017.